Financial instruments and risk management (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of net borrowings interest rate profile	The interest rate profile of the group's net borrowings is as follows:

	2023		2022
	£ million	%	£ million	%
Fixed rate	11,961	77	11,070	78
Floating rate(1)	3,225	21	2,612	19
Impact of financial derivatives and fair value adjustments	(93)	(1)	(20)	—
Lease liabilities	448	3	475	3
Net borrowings	15,541	100	14,137	100
(1) The floating rate portion of net borrowings includes cash and cash equivalents, collaterals, floating rate loans and bonds and bank overdrafts.
Schedule of average monthly net borrowings and effective interest rate
The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2023 £ million	2022 £ million	2021 £ million	2023%	2022%	2021%
15,244	12,692	12,702	3.9	2.7	2.7
(i) For this calculation, net interest charge excludes fair value adjustments to derivative financial instruments and average monthly net borrowings include the impact of interest rate swaps that are no longer in a hedge relationship but exclude the market value adjustment for cross currency interest rate swaps.
Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts
The sensitivity analysis estimates the impact of changes in interest and foreign exchange rates. All hedges are expected to be highly effective for this analysis and it considers the impact of all financial instruments including financial derivatives, cash and cash equivalents, borrowings and other financial assets and liabilities. The results of the sensitivity analysis should not be considered as projections of likely future events, gains or losses as actual results in the future may differ materially due to developments in the global financial markets which may cause fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(1) (2)
	2023	2022	2023	2022
	£ million	£ million	£ million	£ million
0.5% decrease in interest rates	16	13	36	31
0.5% increase in interest rates	(16)	(13)	(35)	(30)
10% weakening of sterling	(45)	(33)	(1,336)	(1,125)
10% strengthening of sterling	36	28	1,093	922
(1)    The impact on foreign currency borrowings and derivatives in net investment hedges is largely offset by the foreign exchange difference arising on the translation of net investments.
(2) The impact on the consolidated statement of comprehensive income includes the impact on the income statement.
Schedule of contractual cash flows
Contractual cash flows

	Due within 1 year £ million	Due between 1 and 3 years £ million	Due between 3 and 5 years £ million	Due after 5 years £ million	Total £ million	Carrying amount at balance sheet date £ million
2023
Borrowings(1)	(1,707)	(3,615)	(2,980)	(8,652)	(16,954)	(16,502)
Interest on borrowings(1)(2)	(541)	(750)	(623)	(1,503)	(3,417)	(217)
Lease capital repayments	(75)	(104)	(69)	(200)	(448)	(448)
Lease future interest payments	(18)	(28)	(19)	(37)	(102)	—
Trade and other financial liabilities(3)	(4,417)	(231)	(122)	(96)	(4,866)	(4,782)
Non-derivative financial liabilities	(6,758)	(4,728)	(3,813)	(10,488)	(25,787)	(21,949)
Cross currency swaps (gross)
Receivable	43	87	87	1,341	1,558
Payable	(28)	(56)	(56)	(930)	(1,070)
Other derivative instruments (net)	19	(88)	(79)	(54)	(202)
Derivative instruments(2)	34	(57)	(48)	357	286	134
2022
Borrowings(1)	(1,524)	(2,842)	(2,738)	(9,276)	(16,380)	(16,020)
Interest on borrowings(1)(2)	(427)	(626)	(560)	(1,622)	(3,235)	(141)
Lease capital repayments	(85)	(107)	(61)	(222)	(475)	(475)
Lease future interest payments	(13)	(20)	(16)	(44)	(93)	—
Trade and other financial liabilities(3)	(4,765)	(123)	(142)	(126)	(5,156)	(5,145)
Non-derivative financial liabilities	(6,814)	(3,718)	(3,517)	(11,290)	(25,339)	(21,781)
Cross currency swaps (gross)
Receivable	851	90	90	1,442	2,473
Payable	(783)	(56)	(56)	(958)	(1,853)
Other derivative instruments (net)	(86)	(123)	(78)	(65)	(352)
Derivative instruments(2)	(18)	(89)	(44)	419	268	22
(1)    For the purpose of these tables, borrowings are defined as gross borrowings excluding lease liabilities and fair value of derivative instruments as disclosed in note 17.
(2)    Carrying amount of interest on borrowings, interest on derivatives and interest on other payable is included within interest payable in note 15.
(3) Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.
Schedule of available undrawn committed bank facilities
The group had available undrawn committed bank facilities as follows:

	2023 £ million	2022 £ million
Expiring within one year	99	793
Expiring between one and two years	496	103
Expiring after two years	2,083	1,893
	2,678	2,789

Schedule of financial assets and liabilities measured at fair value
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2023 £ million	2022 £ million
Derivative assets	594	480
Derivative liabilities	(440)	(456)
Valuation techniques based on observable market input (Level 2)	154	24
Financial assets - other	192	184
Financial liabilities - other	(529)	(587)
Valuation techniques based on unobservable market input (Level 3)	(337)	(403)

Schedule of movements in level 3 measured on recurring basis
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	2023	2023	2022	2022
	£ million	£ million	£ million	£ million
At the beginning of the year	(216)	(371)	(149)	(429)
Net (losses)/gains included in the income statement	(8)	117	(20)	62
Net gains/(losses) included in exchange in other comprehensive income	9	11	(26)	(39)
Net losses included in retained earnings	(16)	—	(34)	—
Acquisitions	—	(76)	—	(70)
Settlement of liabilities	13	8	13	105
At the end of the year	(218)	(311)	(216)	(371)

Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories
The notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships by the main risk categories are as follows:

	Notional amounts £ million	Maturity	Range of hedged rates(1)
2023
Net investment hedges
Derivatives in net investment hedges of foreign operations	637	July 2023	US dollar 1.27
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	873	September 2036 - April 2043	US dollar 1.60 - 1.88
Derivatives in cash flow hedge (foreign currency risk)	1,734	September 2023 - December 2024	US dollar 1.05 - 1.33, Mexican peso 14.76 - 18.38
Derivatives in cash flow hedge (commodity price risk)	217	July 2023 - September 2024	Feed Wheat: 183.75 - 240.00 USD/Bu LME Aluminium: 2,248 - 3,399 USD/Mt
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	3,999	September 2023 - April 2030	(0.01) - 3.09%
2022
Net investment hedges
Derivatives in net investment hedges of foreign operations	11	July 2022	Turkish lira 22.27
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,694	April 2023 - April 2043	US dollar 1.22 - 1.88
Derivatives in cash flow hedge (foreign currency risk)	1,874	September 2022 - June 2024	US dollar 1.22 - 1.42, euro 1.13 - 1.17
Derivatives in cash flow hedge (commodity price risk)	234	July 2022 - March 2024	Natural Gas: 1.67 - 3.57 GBP/therm(ec) LME Aluminium: 2,009 - 3,399 USD/Mt
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	4,444	September 2022 - April 2030	(0.01) - 3.09%
(1)    In case of derivatives in cash flow hedges (commodity price risk and foreign currency risk), the range of the most significant contract’s hedged rates are presented.

Schedule of effectiveness and impacts of hedging relationships
The following table sets out information regarding the effectiveness of hedging relationships designated by the group, as well as the impacts on the income statement and other comprehensive income:

	At the beginning of the year £ million	Consolidated Income statement £ million	Consolidated statement of comprehensive income £ million	Other £ million	At the end of the year £ million
2023
Net investment hedges
Derivatives in net investment hedges of foreign operations	(1)	—	—	1	—
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	367	(54)	60	(25)	348
Derivatives in cash flow hedge (foreign currency risk)	(77)	(17)	260	17	183
Derivatives in cash flow hedge (commodity price risk)	50	33	(89)	(19)	(25)
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	(283)	(94)	—	—	(377)
Fair value hedge hedged item	276	96	—	—	372
Instruments in fair value hedge relationship	(7)	2	—	—	(5)
2022
Net investment hedges
Derivatives in net investment hedges of foreign operations	—	—	5	(6)	(1)
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	154	239	(6)	(20)	367
Derivatives in cash flow hedge (foreign currency risk)	53	(11)	(130)	11	(77)
Derivatives in cash flow hedge (commodity price risk)	16	46	32	(44)	50
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	63	(346)	—	—	(283)
Fair value hedge hedged item	(65)	341	—	—	276
Instruments in fair value hedge relationship	(2)	(5)	—	—	(7)

Schedule of financial assets and liabilities
The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

	Fair value through income statement £ million	Fair value through other comprehensive income £ million	Assets and liabilities at amortised cost £ million	Not categorised as a financial instrument £ million	Total £ million	Current £ million	Non-current £ million
2023
Other investments and loans(1)	192	—	31	2	225	—	225
Trade and other receivables	—	—	2,234	517	2,751	2,720	31
Cash and cash equivalents	—	—	1,439	—	1,439	1,439	—
Derivatives in cash flow hedge (foreign currency debt)	348	—	—	—	348	—	348
Derivatives in cash flow hedge (foreign currency risk)	192	—	—	—	192	147	45
Derivatives in cash flow hedge (commodity price risk)	2	—	—	—	2	2	—
Other instruments	198	—	—	—	198	198	—
Leases	—	—	1	—	1	—	1
Total other financial assets	740	—	1	—	741	347	394
Total financial assets	932	—	3,705	519	5,156	4,506	650
Borrowings(2)	—	—	(16,502)	—	(16,502)	(1,701)	(14,801)
Trade and other payables	(311)	—	(4,472)	(885)	(5,668)	(5,300)	(368)
Derivatives in fair value hedge (interest rate risk)	(377)	—	—	—	(377)	(6)	(371)
Derivatives in cash flow hedge (foreign currency risk)	(9)	—	—	—	(9)	(7)	(2)
Derivatives in cash flow hedge (commodity price risk)	(27)	—	—	—	(27)	(26)	(1)
Other instruments	(245)	—	—	—	(245)	(245)	—
Leases	—	—	(448)	—	(448)	(75)	(373)
Total other financial liabilities	(658)	—	(448)	—	(1,106)	(359)	(747)
Total financial liabilities	(969)	—	(21,422)	(885)	(23,276)	(7,360)	(15,916)
Total net financial (liabilities)/assets	(37)	—	(17,717)	(366)	(18,120)	(2,854)	(15,266)
2022
Other investments and loans(1)	180	4	15	1	200	—	200
Trade and other receivables	—	—	2,365	605	2,970	2,933	37
Cash and cash equivalents	—	—	2,285	—	2,285	2,285	—
Derivatives in fair value hedge (interest rate risk)	1	—	—	—	1	—	1
Derivatives in cash flow hedge (foreign currency debt)	367	—	—	—	367	43	324
Derivatives in cash flow hedge (foreign currency risk)	32	—	—	—	32	15	17
Derivatives in cash flow hedge (commodity price risk)	57	—	—	—	57	57	—
Other instruments	136	—	—	—	136	136	—
Leases	—	—	3	—	3	—	3
Total other financial assets	593	—	3	—	596	251	345
Total financial assets	773	4	4,668	606	6,051	5,469	582
Borrowings(2)	—	—	(16,020)	—	(16,020)	(1,522)	(14,498)
Trade and other payables	(371)	—	(4,774)	(1,122)	(6,267)	(5,887)	(380)
Derivatives in fair value hedge (interest rate risk)	(284)	—	—	—	(284)	(1)	(283)
Derivatives in cash flow hedge (foreign currency risk)	(109)	—	—	—	(109)	(81)	(28)
Derivatives in cash flow hedge (commodity price risk)	(7)	—	—	—	(7)	(5)	(2)
Derivatives in net investment hedge	(1)	—	—	—	(1)	(1)	—
Other instruments	(271)	—	(117)	—	(388)	(388)	—
Leases	—	—	(475)	—	(475)	(85)	(390)
Total other financial liabilities	(672)	—	(592)	—	(1,264)	(561)	(703)
Total financial liabilities	(1,043)	—	(21,386)	(1,122)	(23,551)	(7,970)	(15,581)
Total net financial (liabilities)/assets	(270)	4	(16,718)	(516)	(17,500)	(2,501)	(14,999)
(1)    Other investments and loans are including those in respect of associates.
(2) Borrowings are defined as gross borrowings excluding lease liabilities and the fair value of derivative instruments.